Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Parenthetical) (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
EUR 500 million [member] | Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 500,000,000	€ 500,000,000